Schedule of related party transactions (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Related Party Transaction [Line Items]
Collection of loan to related parties			$ 69
Loan from related parties		51	453
Repayment of loan to related parties		622	194
Loan to related parties		41
Accrued loan interest			20
Interest payment			20
Future transferred the loan principal and interest			83
Amounts due from related parties gross		705		$ 1,696
Amount due to related parties		202		767
Less: allowance of credit loss		(644)		(1,402)
Amounts due from related parties, net		61		294
Beijing Qichuang [Member]
Related Party Transaction [Line Items]
Collection of loan to related parties			69
Amounts due from related parties gross	[1]	$ 86		$ 89
Nature	[1]	Loan to related party		Loan to related party
Qifu Future [Member]
Related Party Transaction [Line Items]
Loan from related parties			300
Mr. Jun Lian [Member]
Related Party Transaction [Line Items]
Loan from related parties			69
Repayment of loan to related parties		$ 41
Nature		Loan from related party		Loan from related party
Amount due to related parties				$ 33
Mr. Hui Zhang [Member]
Related Party Transaction [Line Items]
Loan from related parties			42
Repayment of loan to related parties		$ 13	21
Nature		Loan from related party		Loan from related party
Amount due to related parties		$ 46		$ 60
Mr. Houqi Zhang [Member]
Related Party Transaction [Line Items]
Loan from related parties	[2]	51	28
Repayment of loan to related parties		457	138
Loan to related parties		14
Accrued loan interest			20
Interest payment			20
Future transferred the loan principal and interest			83
Amount due to related parties				$ 400
Others [Member]
Related Party Transaction [Line Items]
Loan from related parties			14
Loan to related parties		$ 27
Nature		Others		Others
Amount due to related parties		$ 287		$ 206
Zhongchi Chi Fu Management [Member]
Related Party Transaction [Line Items]
Repayment of loan to related parties			21
Zhongchi Chi Fu Management [Member] | Mr. Houqi Zhang [Member]
Related Party Transaction [Line Items]
Advance to Dr. Houqi Zhang and offset between loan from Dr. Houqi Zhang	[3]		152
Ms. Jun Wang [Member]
Related Party Transaction [Line Items]
Repayment of loan to related parties		111	$ 14
Amount due to related parties		111		227
Changsha Tongjie [Member]
Related Party Transaction [Line Items]
Amounts due from related parties gross	[1]			$ 1,058
Nature	[1]	Loan to related party		Loan to related party
Mr. Yufeng Bai [Member]
Related Party Transaction [Line Items]
Amounts due from related parties gross	[1]	$ 285		$ 295
Mr. Yufeng Bai [Member]
Related Party Transaction [Line Items]
Nature		Loan to related party		Loan to related party [1]
Henan Zhongqi [Member]
Related Party Transaction [Line Items]
Amounts due from related parties gross	[1]	$ 47		$ 48
Nature	[1]	Loan to related party		Loan to related party
Mr. Houqi Zhang [Member]
Related Party Transaction [Line Items]
Nature		Loan from related party		Loan from related party
Ms. Jun Wang [Member]
Related Party Transaction [Line Items]
Nature		Loan from related party		Loan from related party
Mr. Henan Zhongqi [Member]
Related Party Transaction [Line Items]
Nature		Loan from related party		Loan from related party
Amount due to related parties		$ 45		$ 47

[1]	The Group has recorded full allowance on loan to Changsha Tongjie as of September 30, 2024 and write off the loan during the six months ended March 31, 2025.
[2]	Dr. Houqi Zhang provided his personal guarantees for certain bank loans to the Group, see Note 7 Borrowing for details. As of March 31, 2024, Dr. Houqi Zhang was also the redemption co-obligor of all mezzanine equity and sole obligator of certain permanent equity in the total amount of RMB317.5 million (US$43.9 million).
[3]	Advance to Dr. Houqi Zhang represented cash in advance to Dr. Houqi Zhang for the potential expense for the Group’s financing during the fiscal year 2023, and the advance payment has been offset by the loan from Dr. Houqi Zhang in January 2024.